Rockefeller Core Taxable Bond Fund
Schedule of Investments
February 28, 2022 (Unaudited)
	Principal
	Amount	Value
Asset Backed Securities - 1.70%
GM Financial Consumer Automobile Receivables Trust 2019-3
A-3, 2.180%, 04/16/2024	$235,194	$236,332
Verizon Owner Trust
2019-B, 2.330%, 12/20/2023	793,985	797,455
TOTAL ASSET BACKED SECURITIES (Cost $1,030,486)		1,033,787

Corporate Bonds - 25.80%
Aerospace & Defense - 1.13%
The Boeing Co.
2.196%, 02/04/2026	705,000	686,095
Diversified Banks - 7.87%
Bank of America Corp.
4.244% (3 Month LIBOR USD + 1.814%), 04/24/2038 (a)	790,000	862,081
Citigroup, Inc.
3.980% (3 Month LIBOR USD + 1.338%), 03/20/2030 (a)	1,154,000	1,215,224
JPMorgan Chase & Co.
4.493% (SOFR + 3.790%), 03/24/2031 (a)	1,587,000	1,739,190
Wells Fargo & Co.
0.805% (SOFR + 0.510%), 05/19/2025 (a)	1,000,000	968,708
		4,785,203
Health Care Services - 1.58%
CVS Health Corp.
3.250%, 08/15/2029	940,000	957,191
Home Improvement Retail - 3.05%
The Home Depot, Inc.
5.875%, 12/16/2036	1,402,000	1,854,382
Integrated Telecommunication Services - 4.50%
AT&T, Inc.
1.700%, 03/25/2026	1,425,000	1,389,213
Verizon Communications, Inc.
2.650%, 11/20/2040	1,555,000	1,347,838
		2,737,051
Investment Banking & Brokerage - 2.96%
Goldman Sachs Group Inc/The
3.210% (SOFR + 1.513%), 04/22/2042 (a)	981,000	914,365
Morgan Stanley
2.943% (SOFR + 1.290%), 01/21/2033 (a)	901,000	883,742
		1,798,107
Mortgage and Nonmortgage Loan Brokers - 1.60%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.000%, 10/29/2028	1,002,000	969,075
Regional Banks - 1.87%
BB&T Corp.
3.750%, 12/06/2023	1,102,000	1,136,990
Systems Software - 1.24%
Microsoft Corp.
3.500%, 02/12/2035	700,000	755,043
Total Corporate Bonds (Cost $16,130,772)		15,679,137

Mortgage Backed Securities - 19.49%
Fannie Mae Pool
2.500%, 07/01/2023	30,631	31,042
3.000%, 04/01/2032	592,287	609,538
2.000%, 12/01/2035	459,541	456,952
2.000%, 07/01/2036	1,138,820	1,132,404
2.500%, 08/01/2041	965,588	971,407
4.000%, 10/01/2048	1,082,712	1,152,168
4.500%, 07/01/2049	585,293	619,857
2.500%, 01/01/2050	73,985	73,492
2.000%, 09/01/2050	1,419,547	1,363,036
2.500%, 11/01/2050	256,908	254,169
3.000%, 04/01/2051	686,844	694,945
2.000%, 05/01/2051	494,633	475,575
3.000%, 05/01/2051	446,649	452,199
2.500%, 07/01/2051	1,815,089	1,794,609
3.000%, 09/01/2051	623,342	630,124
Freddie Mac Pool
2.500%, 10/01/2032	506,151	514,378
2.500%, 10/01/2040	365,533	367,722
3.500%, 08/01/2049	243,768	253,066
TOTAL MORTGAGE BACKED SECURITIES (Cost $12,193,560)		11,846,683

Municipal Bonds - 20.22%
Alabama - 1.60%
Alabama Federal Aid Highway Finance Authority
2.650%, 09/01/2037	1,000,000	971,334
California - 1.60%
Contra Costa Community College District
6.504%, 08/01/2034	750,000	971,372
Colorado - 0.75%
Regional Transportation District Sales Tax Revenue
2.337%, 11/01/2036	500,000	458,154
Maryland - 1.73%
City of Baltimore MD
2.814%, 07/01/2040	1,070,000	1,050,318
New York - 3.69%
Metropolitan Transportation Authority
6.734%, 11/15/2030	870,000	1,059,977
New York State Dormitory Authority
4.850%, 07/01/2048	1,065,000	1,185,593
		2,245,570
North Carolina - 2.15%
University of North Carolina at Chapel Hill
3.327%, 12/01/2036	1,240,000	1,305,761
Ohio - 0.53%
Ohio Housing Finance Agency
2.650%, 11/01/2041	318,000	319,723
Oregon - 1.71%
State of Oregon
3.975%, 05/01/2038	950,000	1,036,435
Texas - 6.46%
North Texas Tollway Authority
3.011%, 01/01/2043	575,000	554,520
Permanent University Fund - Texas A&M University System
3.660%, 07/01/2047	2,500,000	2,689,682
Texas Transportation Commission
2.562%, 04/01/2042	750,000	683,122
		3,927,324
TOTAL MUNICIPAL BONDS (Cost $12,153,089)		12,285,991

U.S. Government Agency Issues - 9.06%
Federal Farm Credit Banks Funding Corp.
0.870%, 04/15/2026	725,000	697,898
Federal Home Loan Banks
0.625%, 11/27/2024	2,110,000	2,052,913
1.020%, 05/19/2026	1,440,000	1,387,874
Ginnie Mae II Pool
3.000%, 08/20/2045	495,746	509,038
3.500%, 03/20/2047	526,133	549,120
4.000%, 12/20/2047	291,070	307,199
TOTAL U.S. GOVERNMENT AGRENCY ISSUES (Cost $5,586,954)		5,504,042

U.S. Government Notes/Bonds – 20.82%
United States Treasury Note/Bond
0.250%, 06/15/2024	338,000	328,388
2.625%, 03/31/2025	2,365,000	2,435,857
1.625%, 09/30/2026	4,166,000	4,146,960
2.750%, 02/15/2028	2,571,000	2,711,401
2.500%, 02/15/2045	1,638,000	1,687,140
1.250%, 05/15/2050	1,689,000	1,343,415
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $12,543,847)		12,653,161

	Shares
Exchange Traded Funds - 3.12%
Vanguard Mortgage-Backed Securities ETF	36,798	1,892,889
Total Exchange Traded Funds (Cost $1,982,190)		1,892,889

Money Market Funds - 0.40%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (b)	245,930	245,930
Total Money Market Funds (Cost $245,930)		245,930

Total Investments (Cost $61,866,828) - 100.61%		61,141,620
Liabilities in Excess of Other Assets - (0.61)%		(371,333)
Total Net Assets - 100.00%		$60,770,287

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2022.
(b)	The rate shown represents the seven day yield as of February 28, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2022.

Climate Solutions Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$60,059,264	$40,861,287	$-	$100,920,551
Real Estate Investment Trusts	1,741,071	-	-	1,741,071
Total Equity Securities	61,800,335	40,861,287	-	102,661,622
Money Market Funds	2,346,306	-	-	2,346,306
Total Investments in Securities	$64,146,641	$40,861,287	$-	$105,007,928

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$27,731,822	$22,161,906	$-	$49,893,728
Real Estate Investment Trusts	187,342	699,876	-	887,218
Total Equity Securities	27,919,164	22,861,782	-	50,780,946
Money Market Funds	1,100,464	-	-	1,100,464
Total Investments in Securities	$29,019,628	$22,861,782	$-	$51,881,410

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$1,033,787	$-	$1,033,787
Corporate Bonds	-	15,679,137	-	15,679,137
Mortgage Backed Securities	-	11,846,683	-	11,846,683
Municipal Bonds	-	12,285,991	-	12,285,991
U.S. Government Notes/Bonds	-	12,653,161	-	12,653,161
U.S. Government Agency Issues	-	5,504,042	-	5,504,042
Total Fixed Income Securities	-	59,002,801	-	59,002,801
Exchange-Traded Funds	1,892,889	-	-	1,892,889
Money Market Funds	245,930	-	-	245,930
Total Investments in Securities	$2,138,819	$59,002,801	$-	$61,141,620

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$72,339,257	$-	$72,339,257
Total Fixed Income Securities	-	72,339,257	-	72,339,257
Money Market Funds	130,943	-	-	130,943
Total Investments in Securities	$130,943	$72,339,257	$-	$72,470,200

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$38,064,762	$-	$38,064,762
Total Fixed Income Securities	-	38,064,762	-	38,064,762
Money Market Funds	258,010	-	-	258,010
Total Investments in Securities	$258,010	$38,064,762	$-	$38,322,772

The Funds held no Level 3 securities during the period ended February 28, 2022.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2022.